AB Impact Municipal Income Shares

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.4%
Long-Term Municipal Bonds – 94.4%
Alabama – 0.8%
Alabama Community College System ACCS Enhancements Fee Revenue (Alabama Community College System ACCS Enhancements Fee Revenue) AGM Series 2021 4.00%, 09/01/2051	$5,500	$5,066,097

Arizona – 3.8%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2021-A 4.00%, 07/01/2051	3,195	2,807,442
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2061	3,980	3,413,276
Series 2021-B 4.00%, 07/01/2051	1,250	1,098,373
4.00%, 07/01/2061	2,435	2,088,273
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	2,000	1,814,207
Series 2021 4.00%, 02/01/2038	1,400	1,405,813
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,196,949
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	502,925
5.00%, 07/01/2050(a)	1,175	1,143,629
5.00%, 07/01/2054(a)	640	612,439
Series 2021 4.00%, 07/01/2051(a)	1,625	1,320,520
4.00%, 07/01/2061(a)	5,210	4,059,957

		23,463,803

California – 15.4%
California Educational Facilities Authority (Mount St. Mary’s University/CA) Series 2018-A 5.00%, 10/01/2036	405	427,132
5.00%, 10/01/2046	2,750	2,834,713
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	4,065	4,094,892

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	$3,000	$3,017,280
5.00%, 08/01/2055	1,600	1,601,699
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,069,839
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	5,000	5,007,029
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,779,389
4.00%, 05/01/2051	5,000	4,712,396
4.00%, 05/01/2055	5,000	4,635,829
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.00%, 07/01/2044	2,000	2,102,842
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2036(a)	710	733,407
5.00%, 12/01/2046(a)	7,985	8,004,383
5.00%, 12/01/2054(a)	1,990	1,942,809
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,715,802
5.00%, 11/01/2049(a)	6,075	5,510,853
California Municipal Finance Authority (La Maestra Family Clinic) Series 2021 4.00%, 09/01/2046	2,960	2,848,450
4.00%, 09/01/2051	2,745	2,608,665
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037	1,200	1,226,345
4.00%, 07/01/2046	2,090	2,010,036
4.00%, 07/01/2051	1,945	1,863,851
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	601,390
5.00%, 06/01/2054(a)	250	236,750
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(b)	1,365	819,000
5.00%, 06/01/2051(b)	2,500	1,500,000

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	$1,000	$999,894
5.00%, 06/01/2048(a)	1,085	1,020,886
5.00%, 06/01/2056(a)	1,000	921,435
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,595,266
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	800,060
4.00%, 06/01/2051(a)	1,000	761,788
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	3,000	3,069,363
Series 2022 5.375%, 08/01/2042(a)	2,300	2,436,597
City of Oakland CA (City of Oakland CA) Series 2023-A 5.50%, 07/15/2053	2,500	2,780,746
Series 2023-D 5.50%, 07/15/2053	2,500	2,780,746
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-D 5.00%, 07/01/2043	1,000	1,064,847
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,845	1,914,564
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	1,185	1,237,954
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2037	2,000	2,179,976
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.25%, 07/01/2053	2,000	2,116,159

		95,585,062

	Principal Amount (000)	U.S. $ Value

Colorado – 0.4%
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2019-A 4.00%, 12/01/2038	$1,020	$969,718
4.00%, 12/01/2039	1,000	943,702
4.00%, 12/01/2040	750	701,613

		2,615,033

Connecticut – 0.9%
City of Bridgeport CT (City of Bridgeport CT) Series 2021-A 4.00%, 08/01/2037	775	785,002
4.00%, 08/01/2039	1,000	1,003,355
4.00%, 08/01/2040	325	324,521
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,045,829
5.00%, 07/15/2038	620	643,702
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,586,915

		5,389,324

District of Columbia – 4.4%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,772,692
5.00%, 04/01/2051	2,635	2,693,361
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,807,819
Series 2017-B 5.00%, 07/01/2037	2,425	2,481,773
5.00%, 07/01/2042	2,000	2,025,568
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	4,275	4,087,315
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2027	620	639,837
5.50%, 02/28/2035	4,025	4,539,708
5.50%, 02/29/2036	1,625	1,840,511
5.50%, 08/31/2036	1,800	2,040,762
5.50%, 02/28/2037	3,100	3,522,213

		27,451,559

Florida – 1.2%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2040	825	786,695
5.00%, 06/01/2050	3,735	3,381,872

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	$2,000	$2,019,741
Series 2023-B 5.78%, 06/01/2027(a)	1,000	1,004,294

		7,192,602

Illinois – 6.7%
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2035	3,545	3,662,308
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051	5,085	5,113,160
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2045	7,315	7,473,068
Series 2022-A 4.00%, 12/01/2049	4,190	3,847,369
5.00%, 12/01/2057	3,770	3,879,611
Cook County Community College District No. 508 (Cook County Community College District No. 508) BAM Series 2017 5.00%, 12/01/2047	620	627,300
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	2,600	2,434,589
4.00%, 11/01/2051	3,680	3,190,872
4.00%, 11/01/2056	3,850	3,270,129
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	615	576,265
4.00%, 10/01/2050	1,505	1,325,529
4.00%, 10/01/2055	7,190	6,206,712

		41,606,912

Indiana – 0.5%
Muncie Sanitary District (Muncie Sanitary District) AGM Series 2021-A 5.00%, 01/01/2029	685	725,768
5.00%, 07/01/2029	600	639,662
5.00%, 01/01/2030	1,000	1,071,149
5.00%, 07/01/2030	420	452,425

		2,889,004

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.7%
Tangipahoa Parish Hospital Service District No. 1 (Tangipahoa Parish Hospital Service District No. 1) Series 2021 4.00%, 02/01/2037	$1,530	$1,500,769
4.00%, 02/01/2041	1,500	1,397,157
4.00%, 02/01/2042	1,500	1,391,467

		4,289,393

Maryland – 4.4%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	999,087
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,532,843
5.00%, 07/01/2056	1,225	1,233,623
Series 2022 5.00%, 07/01/2033	1,895	2,040,019
5.00%, 07/01/2034	1,840	1,970,910
6.00%, 07/01/2058	1,250	1,362,098
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	1,550	1,580,483
5.25%, 06/30/2052	8,000	8,113,428
5.25%, 06/30/2055	7,345	7,434,677

		27,267,168

Massachusetts – 4.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-B 5.25%, 07/01/2054	2,000	2,169,351
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	8,265	8,150,079
Series 2017-F 5.00%, 07/01/2030	1,475	1,530,078
Series 2023 4.375%, 07/01/2052	5,500	5,113,445
5.25%, 07/01/2048	3,720	3,901,727
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036	1,765	1,791,176
5.00%, 07/01/2039	2,250	2,263,723
AGM Series 2020-C 4.00%, 10/01/2045	1,090	1,027,632

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	$825	$836,708

		26,783,919

Michigan – 7.9%
Center Line Public Schools (Center Line Public Schools) Series 2018 5.00%, 05/01/2038	895	930,339
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2027	500	517,601
5.00%, 04/01/2032	770	798,054
5.00%, 04/01/2034	1,255	1,296,416
5.00%, 04/01/2035	1,500	1,546,672
5.00%, 04/01/2036	1,200	1,235,340
5.00%, 04/01/2037	1,100	1,130,123
Series 2021-A 4.00%, 04/01/2042	1,050	969,588
5.00%, 04/01/2050	3,650	3,698,569
Series 2023-A 5.25%, 05/01/2028	300	317,498
5.25%, 05/01/2030	700	762,019
5.25%, 05/01/2031	600	659,773
5.25%, 05/01/2032	600	665,045
5.25%, 05/01/2033	800	893,229
6.00%, 05/01/2039	2,500	2,838,132
Detroit City School District (Detroit City School District) Series 2020-A 5.00%, 05/01/2036	1,145	1,219,270
5.00%, 05/01/2037	1,150	1,216,464
5.00%, 05/01/2039	1,645	1,717,975
5.00%, 05/01/2040	1,000	1,039,414
Downriver Utility Wastewater Authority (Downriver Utility Wastewater Authority) AGM Series 2018 5.00%, 04/01/2043	1,515	1,554,565
Ferris State University (Ferris State University) Series 2019-A 5.00%, 10/01/2025	2,000	2,027,248
5.00%, 10/01/2026	2,185	2,258,845
Flint Hospital Building Authority (Hurley Medical Center) Series 2013 4.75%, 07/01/2028	110	109,074
Series 2013-A 5.25%, 07/01/2039	1,250	1,240,749
Series 2020 4.00%, 07/01/2035	1,000	960,902
4.00%, 07/01/2038	1,575	1,480,522
4.00%, 07/01/2041	3,550	3,258,740
5.00%, 07/01/2031	2,405	2,496,006

	Principal Amount (000)	U.S. $ Value

Flint Public Library (Flint Public Library) AGM Series 2020 3.00%, 05/01/2029	$1,085	$1,054,637
3.00%, 05/01/2030	1,175	1,139,474
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-B 5.00%, 07/01/2046	1,225	1,236,610
Series 2020-B 5.00%, 07/01/2045	1,350	1,407,204
5.00%, 07/01/2049	1,300	1,342,582
Series 2022-A 5.00%, 07/01/2038	1,215	1,336,934
5.25%, 07/01/2039	1,925	2,137,495
5.25%, 07/01/2040	735	813,785

		49,306,893

Minnesota – 0.6%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2051	3,585	2,577,335
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	932,124

		3,509,459

Missouri – 0.0%
St. Louis Community College District (St. Louis Community College District) Series 2017 4.00%, 04/01/2035	200	201,640

New Jersey – 4.4%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2040(a)	3,200	3,017,046
4.00%, 07/15/2050(a)	3,260	2,854,545
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2018-A 5.00%, 07/01/2050	1,000	968,789
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047	1,175	1,182,108
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,209,490

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	$645	$675,590
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042	1,000	1,024,731
Series 2020 5.00%, 11/01/2044	10,925	11,309,831
Series 2023 5.185%, 03/01/2030	1,500	1,516,928
5.198%, 03/01/2031	1,500	1,513,382

		27,272,440

New York – 15.3%
Buffalo Sewer Authority (Buffalo Sewer Authority) Series 2021 1.75%, 06/15/2049(c)	3,380	2,573,258
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	199,465
4.00%, 06/15/2036	1,355	1,328,602
Build NYC Resource Corp. (Children’s Aid Society/The) Series 2019 4.00%, 07/01/2044	1,890	1,802,214
4.00%, 07/01/2049	600	547,375
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	721,608
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,250	2,352,453
5.75%, 06/01/2062(a)	7,000	7,305,446
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	900	889,176
5.00%, 06/15/2042	2,800	2,822,143
5.00%, 06/15/2052	1,520	1,477,951
5.00%, 06/15/2057	1,300	1,251,538
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	500	506,017
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2057	1,625	1,665,507
5.25%, 07/01/2062	2,000	2,043,609

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037(b)	$500	$504,221
5.00%, 06/01/2052(b)	3,260	3,188,316
Series 2017-A 5.00%, 06/01/2047(b)	1,725	1,719,757
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-C 4.75%, 11/15/2045	6,015	6,137,801
5.25%, 11/15/2055	17,020	17,708,713
Series 2020-D 4.00%, 11/15/2050	5,000	4,589,243
Series 2020-E 4.00%, 11/15/2045	3,000	2,832,631
5.00%, 11/15/2032	3,250	3,534,209
Series 2021-A 4.00%, 11/15/2041	7,500	7,352,581
Series 2024-B 5.00%, 11/15/2043	2,000	2,139,907
AGM Series 2020-A 4.00%, 11/15/2043	1,480	1,446,802
BAM Series 2024-A 4.00%, 11/15/2048	4,500	4,261,711
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,895	1,926,914
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2021-A 4.00%, 02/15/2045	1,110	1,065,196
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	4,000	4,232,906
New York State Dormitory Authority (Montefiore Obligated Group) AGM Series 2020 3.00%, 09/01/2050	2,000	1,481,518
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	1,981,542
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.125%, 08/01/2044	1,250	1,165,578

		94,755,908

North Carolina – 0.7%
North Carolina Central University (North Carolina Central University) Series 2019 4.00%, 04/01/2049	2,270	2,033,706
5.00%, 04/01/2044	2,500	2,530,709

		4,564,415

	Principal Amount (000)	U.S. $ Value

Ohio – 3.0%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	$2,150	$2,208,116
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History/The) Series 2021 4.00%, 07/01/2051	1,370	1,205,372
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	7,865	7,936,271
5.25%, 02/15/2047	1,500	1,517,300
County of Darke OH (Wayne Hospital Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,574,605
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,112,788
5.25%, 01/01/2052	1,000	1,026,456

		18,580,908

Oklahoma – 1.7%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,100	2,166,667
5.50%, 08/15/2057	3,365	3,425,545
Series 2022-A 5.50%, 08/15/2041	5,000	5,156,024

		10,748,236

Pennsylvania – 8.3%
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2018-A 5.00%, 10/01/2048	3,050	3,117,278
Series 2019-B 5.00%, 11/01/2049	3,095	3,179,688
Series 2022-C 5.50%, 06/01/2047	5,780	6,279,050
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	2,585	2,524,773

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	$885	$900,468
5.00%, 07/01/2034	2,130	2,162,185
AGM Series 2022 4.00%, 07/01/2039	4,475	4,415,391
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036	1,620	1,682,511
5.00%, 05/01/2037	1,390	1,439,471
5.00%, 05/01/2038	1,000	1,032,838
AGM Series 2017 5.00%, 12/01/2035	200	207,473
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	2,100	2,091,432
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease) Series 2023 5.00%, 11/01/2036	1,500	1,675,223
5.00%, 11/01/2039	1,850	2,028,017
5.00%, 11/01/2040	700	763,095
5.00%, 11/01/2041	1,265	1,370,141
5.00%, 11/01/2042	1,050	1,132,187
5.00%, 11/01/2043	750	803,666
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2019-A 5.00%, 09/01/2044	2,000	2,073,246
AGM Series 2020-B 4.00%, 09/01/2045	2,250	2,183,861
4.00%, 09/01/2050	2,500	2,296,907
AGM Series 2023-A 4.25%, 09/01/2053	2,500	2,392,232
Redevelopment Authority of the City of Philadelphia (City of Philadelphia PA) Series 2024-B 5.00%, 09/01/2041	1,350	1,456,253
School District of the City of Erie (The) (School District of the City of Erie) AGM Series 2019-A 5.00%, 04/01/2031	930	992,065
AGM Series 2019-C 5.00%, 04/01/2028	1,850	1,950,219
5.00%, 04/01/2029	1,000	1,068,736

		51,218,406

Rhode Island – 1.1%
Rhode Island Health & Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2038	2,930	2,976,724
4.00%, 05/15/2040	1,375	1,379,186
4.00%, 05/15/2041	2,485	2,477,041

		6,832,951

	Principal Amount (000)	U.S. $ Value

Texas – 1.5%
City of Mission TX (City of Mission TX) BAM Series 2021 5.00%, 02/15/2028	$1,000	$1,050,164
5.00%, 02/15/2029	1,000	1,060,232
El Paso County Hospital District (El Paso County Hospital District) AGC Series 2024 5.00%, 08/15/2042	3,400	3,618,779
5.00%, 08/15/2043	1,000	1,059,417
BAM Series 2024 4.125%, 02/15/2049	1,000	949,259
4.25%, 02/15/2054	600	569,913
5.00%, 02/15/2044	1,000	1,048,090

		9,355,854

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2044	3,600	3,657,785

West Virginia – 0.7%
Morgantown Utility Board, Inc. (Morgantown Utility Board) Series 2018-B 5.00%, 12/01/2043	2,555	2,619,409
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2017-A 5.00%, 06/01/2047	1,775	1,792,793

		4,412,202

Wisconsin – 5.1%
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy) Series 2020 5.00%, 03/15/2050	3,520	3,472,004
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	4,341,693
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(a)	1,000	1,032,404
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2055(a)	1,000	953,433

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2019 5.00%, 06/01/2034	$1,000	$1,026,082
5.00%, 06/01/2039	2,050	2,074,224
5.00%, 06/01/2044	6,315	6,319,418
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,456,587
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024 5.75%, 12/01/2054(a)	5,000	5,016,666

		31,692,511

Total Long-Term Municipal Bonds (cost $608,079,358)		585,709,484

	Shares

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(d) (e) (f) (cost $27,585,904)	27,585,904	27,585,904

Total Investments – 98.9% (cost $635,665,262)(g)		613,295,388
Other assets less liabilities – 1.1%		7,002,712

Net Assets – 100.0%		$620,298,100

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	43,650	10/15/2028	CPI#	2.565%	Maturity	$(16,649)	$—	$(16,649)
USD	29,824	10/15/2029	2.451%	CPI#	Maturity	147,875	—	147,875
USD	29,824	10/15/2029	2.499%	CPI#	Maturity	82,949	—	82,949
USD	29,852	10/15/2029	2.516%	CPI#	Maturity	59,861	—	59,861
USD	37,500	10/15/2029	2.485%	CPI#	Maturity	128,249	—	128,249

USD	38,500	10/15/2029	2.569%	CPI#	Maturity	(15,717)	—	(15,717)
USD	45,850	10/15/2030	CPI#	2.531%	Maturity	(42,341)	—	(42,341)

						$344,227	$—	$344,227

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,600	07/31/2029	1 Day SOFR	3.986%	Annual	$(121,958)	$—	$(121,958)
USD	12,400	07/31/2029	1 Day SOFR	4.461%	Annual	173,885	—	173,885
USD	12,180	10/15/2029	1 Day SOFR	3.814%	Annual	(153,749)	—	(153,749)
USD	12,160	10/15/2029	1 Day SOFR	3.761%	Annual	(183,923)	—	(183,923)
USD	24,100	07/31/2030	1 Day SOFR	4.016%	Annual	(173,768)	—	(173,768)
USD	16,000	07/31/2031	1 Day SOFR	4.181%	Annual	33,138	—	33,138
USD	15,400	09/15/2031	1 Day SOFR	3.533%	Annual	(541,536)	—	(541,536)
USD	12,820	09/15/2031	1 Day SOFR	3.901%	Annual	(150,877)	—	(150,877)
USD	1,150	09/15/2031	1 Day SOFR	3.768%	Annual	(23,048)	—	(23,048)
USD	16,830	12/03/2031	1 Day SOFR	4.057%	Annual	(30,925)	—	(30,925)
USD	10,800	12/03/2031	1 Day SOFR	3.732%	Annual	(239,829)	—	(239,829)
USD	19,200	06/15/2034	3.543%	1 Day SOFR	Annual	964,915	2,306	962,609
USD	2,022	08/15/2034	3.856%	1 Day SOFR	Annual	43,118	—	43,118
USD	5,208	08/15/2034	3.844%	1 Day SOFR	Annual	116,110	—	116,110
USD	10,500	08/15/2034	3.304%	1 Day SOFR	Annual	740,247	—	740,247
USD	11,050	08/15/2034	3.822%	1 Day SOFR	Annual	262,405	—	262,405
USD	13,410	08/15/2034	3.314%	1 Day SOFR	Annual	898,295	—	898,295

						$1,612,500	$2,306	$1,610,194

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $73,252,929 or 11.8% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.24% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037	10/01/2024	$506,175	$504,221	0.08%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017-A 5.00%, 06/01/2047	06/20/2019-09/21/2023	1,722,043	1,719,757	0.28%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	12/07/2017-12/20/2023	3,236,444	3,188,316	0.51%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036	01/30/2024	1,335,672	819,000	0.13%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	10/25/2017-04/20/2023	2,345,998	1,500,000	0.24%

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,399,560 and gross unrealized depreciation of investments was $(28,815,013), resulting in net unrealized depreciation of $(20,415,453).

As of January 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

DOT – Department of Transportation

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$585,709,484	$—	$585,709,484
Short-Term Investments	27,585,904	—	—	27,585,904

Total Investments in Securities	27,585,904	585,709,484	—	613,295,388
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	418,934	—	418,934
Centrally Cleared Interest Rate Swaps	—	3,232,113	—	3,232,113
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(74,707)	—	(74,707)
Centrally Cleared Interest Rate Swaps	—	(1,619,613)	—	(1,619,613)

Total	$27,585,904	$587,666,211	$—	$615,252,115

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2025 is as follows:

Fund	Market Value 04/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,016	$114,686	$89,116	$27,586	$240